COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jul. 04, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of commitments
The Company has entered into various commitments as follows:

	Payments Due by Period
(US $ millions)	Less than 1 Year	1–5 Years	Thereafter	Total
Purchase commitments	$26	$30	$39	$95
Lease obligations	8	10	4	22
Reforestation obligations	1	2	1	4
	$35	$42	$44	$121